Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,579,000
Previously Paid Amount	0.00
Total Fee Amount	770.46
Total Offset Amount	0.00
Net Fee	770.46
Narrative - Max Aggregate Offering Price	$ 5,579,000
Final Prospectus	true